Financial Assets and Financial Liabilities - Summary of Fair Value Measurement (Parenthetical) (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Jan. 01, 2022 KRW (₩) [1]
Disclosure of fair value measurement assets and liabilities [Line Items]
Derivative financial assets	₩ 6,157,628	$ 4,769,769	₩ 9,446,580	[1]	₩ 3,721,370
Derivative financial liabilities	6,210,639	$ 4,810,832	9,509,769	[1]	₩ 3,684,334
Level 2
Disclosure of fair value measurement assets and liabilities [Line Items]
Reasonable Approximation Of Fair Value Borrowings	38,191		18,266
Level 3 | KB Securities Co., Ltd.
Disclosure of fair value measurement assets and liabilities [Line Items]
Financial assets at fair value through profit or loss (debt instruments)	696,910		404,334
Financial liabilities designated at fair value through profit or loss	7,037,371		8,241,509
Derivative financial assets	91,629		120,775
Derivative financial liabilities	₩ 755,554		₩ 777,542

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.